QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 . QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2010	October 31, 2010	January 31, 2011	April 30, 2011
Total revenue as previously reported	$59,176	$58,904	$60,203	$59,124
Reclassified to discontinued operations	$51	$57	$57	$57
Adjusted total revenues	$59,125	$58,847	$60,146	$59,067
Net Income available to common shareholders	$1,393	$5,226	$11,240	$(149)
Net Income per common share - basic & diluted	$.02	$.07	$.14	$(.01)

2011 Annual Report F-30

NOTE 18 . continued
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2009	October 31, 2009	January 31, 2010	April 30, 2010
Total revenue as previously reported	$58,009	$56,758	$57,335	$59,409
Reclassified to discontinued operations	$49	$49	$49	$49
Adjusted total revenues	$57,960	$56,709	$57,286	$59,360
Net Income available to common shareholders	$1,424	$(308)	$(141)	$654
Net Income per common share - basic & diluted	$.02	$.00	$.00	$.01

The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.